UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        August 3, 2011

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 06-30-11
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    63
Form 13F Information Table Value Total:     $183,756,053

List of Other Included Managers: None

    				     		                                                               < C>
Name of Issuer                                    Class     Cusip              Market     Shares     Inv Auth   Mngr Voting Auth
3M                                                Common  88579Y101            7017951     73990	Sole          73990
AT&T                                              Common  00206R102            3330057    106019	Sole          106019
Abbott Laboratories                               Common  002824100             238105      4525	Sole          4525
Accenture                                         Common  G1151C101            3903132     64600	Sole          64600
Adobe Systems                                     Common  00724F101             651015     20700	Sole          20700
American Tower                                    Common  029912201            2182161     41700	Sole          41700
Automatic Data Processing                         Common  053015103            5323314    101050	Sole          101050
BP P.L.C.                                         Common  055622104            4516606    101978	Sole          101978
Barrick Gold                                      Common  067901108             386822      8541	Sole          8541
Caterpillar                                       Common  149123101             266150      2500	Sole          2500
Chevron                                           Common  166764100             872083      8480	Sole          8480
Chubb                                             Common  171232101            6263755    100044	Sole          100044
Cisco Systems                                     Common  17275R102            1999641    128100	Sole          128100
Citrix Systems                                    Common  177376100             636000      7950	Sole          7950
Clorox                                            Common  189054109            5474644     81178	Sole          81178
Coca Cola                                         Common  191216100            1005985     14950	Sole          14950
Colgate Palmolive                                 Common  194162103            4551002     52065	Sole          52065
ConocoPhillips                                    Common  20825C104            3589044     47733	Sole          47733
Deere                                             Common  244199105             247350      3000	Sole          3000
Dow Chemical                                      Common  260543103            6220800    172800	Sole          172800
DuPont                                            Common  263534109             638817     11819	Sole          11819
Eli Lilly                                         Common  532457108             361789      9640	Sole          9640
Emerson Electric                                  Common  291011104            2347031     41725	Sole          41725
Exxon Mobil                                       Common  30231G102            4896879     60173	Sole          60173
General Electric                                  Common  369604103            2209260    117140	Sole          117140
General Mills                                     Common  370334104            3366549     90450	Sole          90450
HCP                                               Common  40414l109             220140      6000	Sole          6000
Hartford Financial                                Common  416515104            1133119     42970	Sole          42970
Hershey Foods                                     Common  427866108            5711151    100460	Sole          100460
Honeywell                                         Common  438516106             250278      4200	Sole          4200
Intel                                             Common  458140100            5297060    239037	Sole          239037
International Business Machines                   Common  459200101            1932854     11267	Sole          11267
International Flavors & Fragrances                Common  459506101            8185782    127425	Sole          127425
J.P. Morgan Chase                                 Common  46625H100            1162696     28400	Sole          28400
Johnson & Johnson                                 Common  478160104            4951616     74438	Sole          74438
Linear Technology                                 Common  535678106            2785237     84350	Sole          84350
Medco Health Solutions                            Common  58405U102            1119266     19803	Sole          19803
Medtronic                                         Common  585055106            4683321    121550	Sole          121550
Merck                                             Common  58933Y105            6146248    174164	Sole          174164
Microsoft                                         Common  594918104             313300     12050	Sole          12050
Newmont Mining                                    Common  651639106            6087816    112800	Sole          112800
NextEra Energy, Inc.                              Common  65339f101             488410      8500	Sole          8500
Norfolk Southern                                  Common  655844108             230410      3075	Sole          3075
Northern Trust                                    Common  665859104            4345978     94560	Sole          94560
Novartis AG (ADR)                                 Common  66987v109            2213710     36225	Sole          36225
PepsiCo                                           Common  713448108            4852204     68894	Sole          68894
Pfizer                                            Common  717081103            5270613    255855	Sole          255855
Pharmaceutical Product Development Inc.           Common  717124101            3487187    129925	Sole          129925
Procter & Gamble                                  Common  742718109            7174637    112862	Sole          112862
Progress Energy                                   Common  743263105            1146575     23882	Sole          23882
QEP Resources                                     Common  74733V100            1047841     25050	Sole          25050
Questar                                           Common  748356102             636674     35950	Sole          35950
Royal DutchShell Class A ADR                      Common  780259206             539806      7589	Sole          7589
Schlumberger Ltd                                  Common  806857108            4053024     46910	Sole          46910
Sherwin Williams                                  Common  824348106             201288      2400	Sole          2400
Sigma Aldrich                                     Common  826552101            4861425     66250	Sole          66250
Sysco                                             Common  871829107            4401836    141175	Sole          141175
The Scotts Company                                Common  810186106            4571721     89100	Sole          89100
Union Pacific                                     Common  907818108             428040      4100	Sole          4100
United Parcel Service                             Common  911312106            5872688     80525	Sole          80525
Verizon                                           Common  92343V104             880192     23642	Sole          23642
Wal-Mart Stores                                   Common  931142103             217874      4100	Sole          4100
Walgreen                                          Common  931422109            4358094    102640	Sole          102640
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